1674                               FORM N-SAR                             40,419

                                   FORM N-SAR

                              SEMI-ANNUAL REPORT

                      FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:
                                    ------------------
     or fiscal year ending:    12/31/99
                           ---------------------------

Is this a transition report?: (Y/N)   N
                                     ---

Is this an amendment to a previous filing? (Y/N)   N
                                                  ---

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.   A.   Registrant Name:  Life Insurance Separate Account of USAA Life
                            Insurance Company

     B.   File Number: 811-8625

     C.   Telephone Number: 1-800-531-8000


2.   A.   Street: 9800 Fredericksburg Rd.

     B.   City: San Antonio  C. State: TX   D. Zip Code: 78288  Zip Ext:

     E.   Foreign Country:              Foreign Postal Code:


3.   Is this the first filing on this form by Registrant? (Y/N)       N
                                                                     ---

4.   Is this the last filing on this form by Registrant? (Y/N)        N
                                                                     ---

5.   Is Registrant a small business investment company (SBIC)?(Y/N)   N
     [If answer is "Y" (Yes), complete only items 89 through 110.]   ---

6.   Is Registrant a unit investment trust (UIT)?(Y/N)                Y
     [If answer is "Y" (Yes), complete only items 111 through 132.]  ---

7.   A.  Is Registrant a series or multiple portfolio company?(Y/N)   N
         [If answer is "N" (No), go to item 8.]                      ---

     B.   How many separate series or portfolios did Registrant
          have at the end of the period?
                                         --------------

Federal Securities Law Reports                                            51,602

1674                               Form N-SAR                            40,465

For period ending  12/31/99                            If filing more than one
                  ----------                           Page 47, "X" box: [ ]

File number 811-  8625
                  --------


UNIT INVESTMENT TRUSTS

111.    A.   [/]  Depositor Name:  USAA Life Insurance Company
                                  -----------------------------------------
        B.   [/]  File Number (If any):
                                       ------------------------------------

        C.   [/]  City: San Antonio      State: TX Zip Code:78288 Zip Ext.:
                        ----------------        --          -----          -----

             [/]  Foreign Country:                 Foreign Postal Code:
                                  -------------                        -----

111.    A.   [/]  Depositor Name:
                                 -------------------------------------------

        B.   [/]  File Number (If any):
                                       -------------------------------------

        C.   [/]  City:                  State:    Zip Code:      Zip Ext.:
                        ----------------        --          -----          -----

             [/]  Foreign Country:                 Foreign Postal Code:
                                  -------------                        -----

112.    A.   [/]  Sponsor Name:  USAA Life Insurance Company
                                -----------------------------------------

        B.   [/]  File Number (If any):
                                       -------------------------------------

        C.   [/]  City: San Antonio      State: TX Zip Code:78288 Zip Ext.:
                        ----------------        --          -----          -----

             [/]  Foreign Country:                 Foreign Postal Code:
                                  -------------                        -----

112.    A.   [/]  Sponsor Name:
                                ---------------------------------------------

        B.   [/]  File Number (If any):
                                       --------------------------------------

        C.   [/]  City:                  State:    Zip Code:      Zip Ext.:
                        ----------------        --          -----          -----

             [/]  Foreign Country:                 Foreign Postal Code:
                                  -------------                        -----


Federal Securities Law Reports                                            51,602

40,466                   Investment Companies--Forms

For period ending  12/31/99                            If filing more than one
                  ---------                            Page 48, "X" box: [ ]

File number 811-   8625
                  --------


113.    A.   [/]  Trustee Name:  USAA Life Insurance Company
                               -----------------------------------------------

        B.   [/]  City: San Antonio      State: TX Zip Code:78288 Zip Ext.:
                        ----------------        --          -----          -----

             [/]  Foreign Country:                 Foreign Postal Code:
                                  ----------------                     -----

113.    A.   [/]  Trustee Name:
                               -----------------------------------------------

        B.   [/]  City:                  State:    Zip Code:      Zip Ext.:
                        ----------------        --          -----          -----

             [/]  Foreign Country:                 Foreign Postal Code:
                                  ----------------                     -----


114.    A.   [/]  Principal Underwriter Name: USAA Investment Management Company
                                              ----------------------------------

        B.   [/]  File Number (if any):   41241
                                        --------

        C.   [/]  City: San Antonio      State: TX Zip Code:78288 Zip Ext.:
                        ----------------        --          -----          -----

             [/]  Foreign Country:                 Foreign Postal Code:
                                  ----------------                     -----

114.    A.   [/]  Principal Underwriter Name:
                                              -------------------------------

        B.   [/]  File Number (if any):
                                        ---------

        C.   [/]  City:                  State:    Zip Code:      Zip Ext.:
                        ----------------        --          -----          -----

             [/]  Foreign Country:                 Foreign Postal Code:
                                  ----------------                     -----

115.    A.   [/]  Independent Public Accountant Name: KPMG LLP
                                                      ----------------------

        B.   [/]  City: San Antonio      State: TX Zip Code:78205 Zip Ext.:
                        ----------------        --          -----          -----

             [/]  Foreign Country:                 Foreign Postal Code:
                                  ----------------                     -----

115.    A.   [/]  Independent Public Accountant Name:
                                                     -----------------------

        B.   [/]  City:                  State:    Zip Code:      Zip Ext.:
                        ----------------        --          -----          -----

             [/]  Foreign Country:                 Foreign Postal Code:
                                  ----------------                     -----

51,602

1674                              Form N-SAR                              40,467

                                                      If filing more than one
                                                      Page 49, "X" box:      [ ]

For period ending 12/31/99
                  --------

File number 811-  8625
                  --------

116. Family of investment companies information:

     A.  [/]  Is Registrant part of a family of investment companies?(Y/N)  N
                                                                          -----
                                                                           Y/N

     B.  [/]  Identify the family in 10 letters:
                                                -------------------
              (NOTE: In filing this form, use this identification consistently for all investment companies in a family. This designation is for purposes of this form only.)

117. A.  [/]  Is Registrant a separate account of an insurance company?(Y/N) Y
                                                                           -----
                                                                            Y/N
     If answer is "Y"(Yes), are any of the following types of contracts funded by the Registrant?:

     B.  [/]  Variable annuity contracts?(Y/N)                               N
                                                                           -----
                                                                            Y/N

     C.  [/]  Scheduled premium variable life contracts?(Y/N)                N
                                                                           -----
                                                                            Y/N

     D.  [/]  Flexible premium variable life contracts?(Y/N)                 Y
                                                                           -----
                                                                            Y/N
     E.  [/]  Other types of insurance products registered
              under the Securities Act of 1933?(Y/N)                         N
                                                                           -----
                                                                            Y/N
118. [/] State the number of series existing at the end of the period
         that had securities registered under the Securities Act of 1933     12
                                                                           -----
119. [/] State the number of new series for which registration statements under the Securities Act of 1933 became effective during
         the period                                                          0
                                                                           -----
120. [/] State the total value of the portfolio securities on the date of deposit for the new series included in item 119($000's omitted) $ 0
                                                                           -----
121. [/] State the number of series for which a current prospectus was
         in existence at the end of the period                               12
                                                                           -----
122. [/] State the number of existing series for which additional units were registered under the Securities Act of 1933 during the
         current period                                                      12
                                                                           -----

Federal Securities Law Reports                                            51,602

40,468                   Investment Companies--Forms

                                                         If filing more than one
                                                         Page 50, "X" box:  [ ]
For period ending  12/31/99
                  -------------
File number 811-   8625
                  -------------


123. [/] State the total value of the additional units
         considered in answering item 122($000's omitted)              $ 2,735
                                                                        -------
124. [/] State the total value of units prior series
         that were placed in the portfolios of subsequent
         series during the current period (the value of
         these units is to be measured on the date they were
         placed in the subsequent series)($000's omitted)              $  N/A
                                                                        -------
125. [/] State the total dollar amount of sales loads
         collected (before reallowances to other brokers
         or dealers) by Registrant's principal underwriter
         which is an affiliated person of the principal
         underwriter during the current period solely from
         the sale of units of all series of Registrant
        ($000's omitted)                                                $  N/A
                                                                        --------
126. [/] Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market
         operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in
         the portfolio of a subsequent series.) ($000's omitted)       $ N/A
                                                                        -------
127. [/] List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                              Number of      Total Assets    Total Income
                                                Series          ($000's     Distributions
                                              Investing         omitted)   ($000's omitted)
                                           ---------------  --------------- --------------

A.    U.S. Treasury direct issue                 0            $               $
                                               -----          ------------    -----------
B.    U.S. Government agency                     0            $               $
                                               -----          ------------    -----------
C.    State and municipal tax-free               0            $               $
                                               -----          ------------    -----------
D.    Public utility debt                        0            $               $
                                               -----          ------------    -----------
E.    Brokers or dealers debt or debt
      of brokers' or dealers' parent             0            $               $
                                               -----          ------------    -----------
F.    All other corporate intermed.
      & long-term debt                           0            $               $
                                               -----          ------------    -----------
G.    All other corporate short-term debt        0            $               $
                                               -----          ------------    -----------
H.    Equity securities of brokers or dealers
      or parents of brokers or dealers           0            $               $
                                               -----          ------------    -----------
I.    Investment company equity securities       0            $               $
                                               -----          ------------    -----------
J.    All other equity securities                12           $ 3,124         $    0
                                               -----          ------------    -----------
K.    Other securities                           0            $               $
                                               -----          ------------    -----------
L.    Total assets of all series of registrant   12           $ 3,124         $    0
                                               -----          ------------    -----------

51,602

1674                              Form N-SAR                              40,469

                                                         If filing more than one
                                                         Page 51, "X" box:  [ ]

For period ending  12/31/99
                  ---------

File number 811-   8625
                  --------


128.  [/]   Is the timely payment of principal and interest on any
            of the portfolio securities held by any of Registrant's
            series at the end of the current period insured or
            guaranteed by an entity other than the issuer?(Y/N)             N
                                                                         ------
                                                                           Y/N
            [If answer is "N" (No), go to item 131.]

129.  [/]   Is the issuer of any instrument covered in item 128
            delinquent or in default as to payment of principal
            or interest at the end of the current period?(Y/N)           ------
                                                                           Y/N
            [If answer is "N" (No), go to item 131.]

130.  [/]   In computations of NAV or offering price per unit,
            is any part of the value attributed to instruments
            identified in item 129 derived from insurance or
            guarantees?(Y/N)                                             ------
                                                                          Y/N
131.  [/]   Total expenses incurred by all series of Registrant
            during the current reporting period ($000's omitted)        $   8
                                                                         ------

132.  [/]   List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:



     811-8625        811-            811-          811-           811-
         ----            ----            ----          ----           -----
     811-            811-            811-          811-           811-
         ----            ----            ----          ----           -----
     811-            811-            811-          811-           811-
         ----            ----            ----          ----           -----
     811-            811-            811-          811-           811-
         ----            ----            ----          ----           -----
     811-            811-            811-          811-           811-
         ----            ----            ----          ----           -----
     811-            811-            811-          811-           811-
         ----            ----            ----          ----           -----
     811-            811-            811-          811-           811-
         ----            ----            ----          ----           -----
     811-            811-            811-          811-           811-
         ----            ----            ----          ----           -----
     811-            811-            811-          811-           811-
         ----            ----            ----          ----           -----

                          [The next page is 40,501]

Federal Securities Law Reports                                            51,602

This Report is signed on behalf of the registrant.

                                                                  Date: 02/26/00
City of:    SAN ANTONIO           State of:  TX

Name of Registrant:   USAA LIFE INSURANCE COMPANY


/s/ EDWIN L. ROSANE
-----------------------------------
Name:  Edwin L. Rosane
Title: President and Chief
       Executive Officer

Witness:

/s/ DWAIN A. AKINS
-----------------------------------
Name:  Dwain A. Akins
Title: Assistant Secretary